SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables show selected information by segment from our Consolidated Statements of Operations and Consolidated Balance Sheets. We provide information about our equity method investments by segment in Note 4. Amounts labeled as “All other” in the following tables consist primarily of parent organizations.

SEGMENT INFORMATION
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
REVENUES
SDG&E	$4,253	$4,219	$4,329
SoCalGas	3,471	3,489	3,855
Sempra South American Utilities	1,556	1,544	1,534
Sempra Mexico	725	669	818
Sempra Renewables	34	36	35
Sempra LNG & Midstream	508	653	979
Adjustments and eliminations	—	(2)	(3)
Intersegment revenues(1)	(364)	(377)	(512)
Total	$10,183	$10,231	$11,035
INTEREST EXPENSE
SDG&E	$195	$204	$202
SoCalGas	97	84	69
Sempra South American Utilities	38	32	33
Sempra Mexico	13	23	17
Sempra Renewables	4	3	5
Sempra LNG & Midstream	43	72	111
All other	282	263	241
Intercompany eliminations	(119)	(120)	(124)
Total	$553	$561	$554
INTEREST INCOME
SoCalGas	$1	$4	$—
Sempra South American Utilities	21	19	14
Sempra Mexico	6	7	4
Sempra Renewables	5	4	1
Sempra LNG & Midstream	71	75	115
All other	—	—	1
Intercompany eliminations	(78)	(80)	(113)
Total	$26	$29	$22
DEPRECIATION AND AMORTIZATION
SDG&E	$646	$604	$530
SoCalGas	476	461	431
Sempra South American Utilities	49	50	55
Sempra Mexico	77	70	64
Sempra Renewables	6	6	5
Sempra LNG & Midstream	47	49	61
All other	11	10	10
Total	$1,312	$1,250	$1,156
INCOME TAX EXPENSE (BENEFIT)
SDG&E	$280	$284	$270
SoCalGas	143	138	139
Sempra South American Utilities	80	67	58
Sempra Mexico	188	11	5
Sempra Renewables	(38)	(49)	(44)
Sempra LNG & Midstream	(80)	28	(20)
All other	(184)	(138)	(108)
Total	$389	$341	$300

SEGMENT INFORMATION (CONTINUED)
(Dollars in millions)
	Years ended December 31 or at December 31,
	2016	2015	2014
EARNINGS (LOSSES)
SDG&E	$570	$587	$507
SoCalGas(2)	349	419	332
Sempra South American Utilities	156	175	172
Sempra Mexico	463	213	192
Sempra Renewables	55	63	81
Sempra LNG & Midstream	(107)	44	50
All other	(116)	(152)	(173)
Total	$1,370	$1,349	$1,161
ASSETS
SDG&E	$17,719	$16,515	$16,260
SoCalGas	13,424	12,104	10,446
Sempra South American Utilities	3,591	3,235	3,379
Sempra Mexico	7,542	3,783	3,486
Sempra Renewables	3,644	1,441	1,334
Sempra LNG & Midstream	5,564	5,566	6,435
All other	475	734	872
Intersegment receivables	(4,173)	(2,228)	(2,561)
Total	$47,786	$41,150	$39,651
EXPENDITURES FOR PROPERTY, PLANT & EQUIPMENT
SDG&E	$1,399	$1,133	$1,100
SoCalGas	1,319	1,352	1,104
Sempra South American Utilities	194	154	174
Sempra Mexico	330	302	325
Sempra Renewables	835	81	190
Sempra LNG & Midstream	117	87	212
All other	20	47	18
Total	$4,214	$3,156	$3,123
GEOGRAPHIC INFORMATION
Long-lived assets(3):
United States	$28,351	$26,132	$24,183
Mexico	4,814	3,160	2,821
South America	1,863	1,652	1,746
Total	$35,028	$30,944	$28,750
Revenues(4):
United States	$8,004	$8,119	$8,774
South America	1,556	1,544	1,534
Mexico	623	568	727
Total	$10,183	$10,231	$11,035

(1)
Revenues for reportable segments include intersegment revenues of $6 million, $76 million, $102 million, and $180 million for 2016, $9 million, $75 million, $101 million and $192 million for 2015, and $10 million, $69 million, $91 million and $342 million for 2014 for SDG&E, SoCalGas, Sempra Mexico and Sempra LNG & Midstream, respectively.

(2)	After preferred dividends.

(3)	Includes net PP&E and investments.

(4)	Amounts are based on where the revenue originated, after intercompany eliminations.